Financial - risk management objectives and policies	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of financial risk management [text block]
33.	Financial - risk management objectives and policies

The Group’s principal financial liabilities, other than derivatives, comprise of trade accounts and other payables, and financial obligations. The main purpose of these financial instruments is to finance the Group’s operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s Management oversees the management of these risks. It is supported by a committee that advises on financial risks. This committee provides assurance to management that the Group's financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purpose are carried out by internal specialists that have the appropriate skills, experience and supervision.

There were no changes in the objectives, policies or processes during the years ended December 31, 2018 and 2017.

The Board of Directors reviews and agrees policies for managing each of these risks, which are described below:

(a)	Market risk -
Market risk is the risk that the fair value of the future cash flows from financial instruments will fluctuate because of changes in market prices. Market risks that apply to the Group comprise four types of risk: exchange rate risk, commodity risk, interest rate risk and other risk of price, such as the risk of the stock price. Financial instruments affected by market risks include time deposits, financial obligations, embedded derivatives and derivative financial instruments.

The sensitivity analyses in this section relate to the positions as of December 31, 2018 and 2017 and have been prepared considering that the proportion of financial instruments in foreign currency are constant.

(a.1)	Exchange rate risk
The exchange rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group´s operating activities in Soles. The Group mitigates the effect of exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency.

Excluding loans in soles, Management maintains smaller amounts in Soles in order to cover its needs in this currency (primarily taxes).

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate increase/decrease	Effect on profit (loss) before income tax
		US$(000)
2018
Exchange rate	10%	1,695
Exchange rate	(10)%	(1,681)

2017
Exchange rate	10%	2,474
Exchange rate	(10)%	(2,459)

2016
Exchange rate	10%	(924)
Exchange rate	(10)%	926

(a.2)	Commodity price risk
The Group is affected by the price volatility of the commodities. The price of mineral sold by the Group has fluctuated historically and is affected by numerous factors beyond its control.

The Group manages its commodity price risk primarily through the use of sales commitments in customer contracts and hedge contracts for the metals sold by the subsidiary El Brocal.

The subsidiary El Brocal entered into derivative contracts that qualified as cash flow hedges, with the intention of covering the risk resulting from the fall in the prices of the metals. These derivative contracts are recorded as assets or liabilities in the statements of financial position and are stated at fair value. To the extent that these hedges were effective in offsetting future cash flows from the sale of the related production, changes in fair value are deferred in an equity account. The deferred amounts were reclassified to the appropriate sales when production was sold.

(a.3)	Interest rate risk -
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes’ in market interest rates relates to the Groups’ long-term financial obligations with floating interest rates.

A table showing the effect in profit or loss of the variations of interest rates:

	Increase/decrease of Libor rate	Effect on profit (loss) before income tax
	(percentage rates)	US$(000)
2018
Interest rate	10	(227)
Interest rate	-10	227

2017
Interest rate	10	(677)
Interest rate	-10	677

2016
Interest rate	10	(333)
Interest rate	-10	333

(b)	Credit risk -
Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivable) and from its financing activities, including deposits with banks and other financial instruments.

The Group invests the excess cash in financial leading institutions, sets conservative credit policies and constantly evaluates the market conditions in which it operates.
Trade accounts receivable are denominated in U.S. dollars. The Group’s sales are made to domestic and foreign customers. See concentration of spot sales in note 20(b). An impairment analysis is performed on an individual basis.

Credit risk is limited to the carrying amount of the financial assets to the date of consolidated statements of financial position which is composed by cash and cash equivalents, trade and other receivables and derivative financial instruments.

(c)	Liquidity risk -
Prudent management of liquidity risk implies maintaining sufficient cash and cash equivalents and the possibility of committing or having financing committed through an adequate number of credit sources. The Group maintains suitable levels of cash and cash equivalents and has sufficient credit capacity to get access to lines of credit in leading financial entities.

The Group continually monitors its liquidity risk based on cash flow projections.

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2018 -
Bank loans	95,613	-	-	-	95,613
Trade and other payables	176,811	639	-	-	177,450
Financial obligation	77,183	374,760	201,487	-	653,430
Contingent consideration liability	-	-	5,904	32,472	38,376

Total	349,607	375,399	207,391	32,472	964,869

As of December 31, 2017 -
Bank loans	96,580	-	-	-	96,580
Trade and other payables	219,379	663	-	-	220,042
Derivative financial instruments	28,705	-	-	-	28,705
Financial obligation	110,062	148,718	449,689	-	708,469
Contingent consideration liability	-	-	9,280	28,469	37,749

Total	454,726	149,381	458,969	28,469	1,091,545

(d)	Capital management -
For purposes of the Group's capital management, capital is based on all equity accounts. The objective of capital management is to maximize shareholder value.

The Group manages its capital structure and makes adjustments to meet the changing economic market conditions. The Group's policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Group may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of financial risk management [text block]
23.	Financial - risk management objectives and policies

The Company's operations are exposed to certain financial risks: some market risks (foreign exchange risk, interest rate risk and price risk, credit risk and liquidity risk). The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The most important aspects in risk management are the following:

(a)	Market risks -
(i)	Foreign exchange risk -
Foreign exchange risk exposure arises from exchange rate fluctuations of balances denominated in different currencies than the U.S. dollar. Since transactions and balances denominated in foreign currency are not significant, the current exchange rate risk exposure is limited. Management has decided to assume the exchange risk exposure with the results of the Company's operations; therefore it has not engaged in hedging activities.

(ii)	Interest rate risk -
The Company does not maintain significant interest-bearing assets or liabilities; therefore, net income (loss) and cash flows of the Company are substantially independent from the changes in market interest rates.

(iii)	Price risk -
The Company's financial instruments exposed to price risk are limited to its trade accounts receivable (exposed to gold price) and its financial assets at fair value, none of which show a material balance at the end of year, therefore no significant impact on the consolidated financial statements has arisen due to changes in their price that would need to be disclosed.

(b)	Credit risk -
Credit risk is managed on a group basis by Newmont according to its policies. Financial instruments exposed to credit risk are cash and cash equivalents, investments in debt and equity instruments, trade accounts receivable and other accounts receivable. For banks and financial institutions, only independently rated parties with a minimum "A" rating are accepted. Regarding trade accounts receivable, according to the practice in the latest years, collections have generally been in full. A credit review of the portfolio is performed quarterly to determine any deterioration in credit quality. The Company does not foresee any significant losses that may arise from this risk.

(c)	Liquidity risk -
Management administrates its exposure to liquidity risk through financing from internal operations, Company's partners and maintaining good relationships with local and foreign banks in order to maintain adequate levels of credit available. The Company currently has no existing bank lines of credit.

The following table represents the analysis of the Company's financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see note 11):

	2018	2017
	Less than 1 year	Less than 1 year
	US$(000)	US$(000)

Trade accounts payable	48,847	43,108
Accounts payable to related parties	10,846	9,962
Remuneration and similar benefits payable	22,907	27,419

	82,600	80,489

(d)	Capital risk management -
The Company's objectives for managing capital are to safeguard the Company's ability to continue as a going concern in order to provide expected returns for partners and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to its partners. No formal dividend policy exists.

(e)	Fair value estimation -
Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assets that are measured at fair value on a recurring basis (at least annually) correspond to the San José Reservoir Trust assets and the accounts receivable from the sales of copper and silver concentrate.

The Company's San José Reservoir Trust assets are made up of marketable equity and debt securities that are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's impairment loss is valued using valuation techniques to determine the WACC rate. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates as such is classified within Level 2 of the fair value hierarchy.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Disclosure of financial risk management [text block]
21.	Financial risk management

The Company’s activities are exposed to different financial risks. The main risks that could adversely affect the Company’s financial assets and liabilities or future cash flows are: the risk arising from changes in market prices of minerals, interest rate risk, credit risk and capital risk. The Company’s financial risk management program focuses on mitigating potential adverse effects on its financial performance.

Management knows the conditions prevailing in the market and based on its knowledge and experience, manages the risks that are summarized below. The Company’s Board of Directors reviews and approves the policies to manage each of these risks.

(a)	Market risk -

Commodity price risk -

The international price of copper has a significant impact on the Company’s operating results. The price of copper has fluctuated historically and is affected by numerous factors beyond the Company’s control. The Company does not hedge its exposure to price fluctuation.

As described in Note 2(d), the Company has price risk through its provisionally priced sales contracts, which provide final pricing in a specified future month (generally three months from the shipment date) based primarily on quoted LME monthly average prices. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative on the provisionally priced contract that is adjusted to fair value through revenues each period, using the period-end forward prices, until the date of final pricing. To the extent that final prices are higher or lower than what was recorded on a provisional basis, an increase or decrease to revenues is recorded each reporting period until the date of final pricing (see Note 22).

The table below summarizes the estimated impact on the Company’s profit before income tax for the year 2018 based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 2.974 to US$/pound 2.979
(US$/pound
3.602
to US$/pound
3.627
for the year 2017),
and the 10% decrease is based on copper prices ranging from US$/pound 2.433 to US$/pound 2.437
(US$/pound
2.947
to US$/pound
2.967
 for the year 2017).

Effect on profit before income tax
US$(000)

December 31, 2018
10% increase in future copper prices	72,847
10% decrease in future copper prices	(72,847)

Effect on profit before income tax
US$(000)

December 31, 2017
10% increase in future copper prices	83,955
10% decrease in future copper prices	(83,955)

Effect on profit before income tax
US$(000)

December 31, 2016
10% increase in future copper prices	88,508
10% decrease in future copper prices	(88,508)

Exchange rate risk -

As described in Note 2(c), the Company’s financial statements are presented in US dollars, which is the functional and presentation currency of the Company. The Company’s exchange-rate risk arises mainly from balances related to tax payments,
deposits and other accounts payable in currencies other than the US dollar, principally soles. The Company mitigates its exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency and management maintains only small amounts in soles to cover its immediate needs (i.e., taxes and compensation) in this currency.

(b)	Liquidity risk -

Liquidity risk arises from situations in which cash might not be available to pay obligations at their maturity date and at a reasonable cost. The Company maintains adequate liquidity by properly managing the maturities of assets and liabilities in such a way that allows the Company to maintain a structural liquidity position (cash available) enabling it to meet liquidity requirements. Additionally, the Company has the ability to obtain funds from financial institutions and shareholders to meet its contractual obligations.

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes and accruals, as of December 31, 2018 and 2017:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2018
Trade accounts payable	-	231,080	56	-	231,136
Accounts payable - related parties	-	6,014	-	8,860	14,874
Other financial liabilities	-	-	-	1,022,810	1,022,810
Provision related to benefits to employees	-	24,300	18,269	32,509	75,078
Other accounts payable	-	7,472	93,782	215,070	316,324

Total	-	268,866	112,107	1,279,249	1,660,222

As of December 31, 2017
Trade accounts payable	-	194,890	68	-	194,958
Accounts payable - related parties	-	5,534	-	8,147	13,681
Other financial liabilities	-	-	-	1,268,488	1,268,488
Provision related to benefits to employees	-	64,339	16,406	29,158	109,903
Other accounts payable	-	3,374	36,808	33,424	73,606

Total	-	268,137	53,282	1,339,217	1,660,636

(c)	Credit Risk -

The Company’s exposure to credit risk arises from a customer’s inability to pay amounts in full when they are due and the failure of third parties in cash and cash equivalent transactions. The risk is limited to balances deposited in banks and financial institutions and for trade accounts receivable at the date of the statements of financial position (the Company sells copper concentrate and cathode and molybdenum concentrate to companies widely recognized in the worldwide mining sector). To manage this risk, the Company has established a treasury policy, which only allows the deposit of surplus funds in highly rated institutions, by establishing conservative credit policies and through a constant evaluation of market conditions. Consequently, the Company does not expect to incur losses on accounts involving potential credit risk.

(d)	Capital management -

The objective is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, benefits for stakeholders and maintain an optimal structure that would reduce the cost of capital.

The Company manages its capital structure, and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company controls dividend payments to shareholders, the return of capital to shareholders and the issuance of new shares. No changes were made to the objectives, policies or processes during the year ended December 31, 2018.